Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

	December 31,
	2016	2017
	$	$
Computers	54,108	97,637
Office equipment, furniture and fittings	5,507	9,077
Leasehold improvements	16,286	32,251
Motor vehicles	513	2,211
Construction-in-progress	—	2,227

	76,414	143,403
Less: accumulated depreciation	(45,291)	(69,055)

	31,123	74,348

Summary of Depreciation Expenses

Depreciation expenses recognized for each of the three years ended December 31, 2015, 2016 and 2017 were $15,109, $17,956 and $23,353, respectively, and were included in the following captions:

	For the year ended December 31,
	2015	2016	2017
	$	$	$
Cost of revenue	9,884	11,347	12,407
Sales and marketing expenses	563	740	1,198
General and administrative expenses	4,510	5,598	9,248
Research and development expenses	152	271	500

	15,109	17,956	23,353